24. SHARE BASED PAYMENT (Details 1)	12 Months Ended
	Dec. 31, 2018 Number R$ / shares	Dec. 31, 2017 Number
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Number	21,805,209
Outstanding options | Number	9,048,405	12,872,189
Plan I [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Number	8,865,728
Outstanding options | Number	2,262,309
Plan I [Member] | Period 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 04, 2014
Beginning of the year	Apr. 03, 2015
End of the year	Apr. 03, 2019
Options granted | Number	1,552,564
Outstanding options | Number	407,556
Fair value of the option | R$ / shares	R$ 12.56
Price of converted share Grant date | R$ / shares	44.48
Price of converted share Updated IPCA | R$ / shares	R$ 58.11
Plan I [Member] | Period 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 02, 2014
Beginning of the year	May 01, 2015
End of the year	May 01, 2019
Options granted | Number	1,610,450
Outstanding options | Number	314,113
Fair value of the option | R$ / shares	R$ 14.11
Price of converted share Grant date | R$ / shares	47.98
Price of converted share Updated IPCA | R$ / shares	R$ 62.27
Plan I [Member] | Period 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 18, 2014
Beginning of the year	Dec. 17, 2015
End of the year	Dec. 17, 2019
Options granted | Number	5,702,714
Outstanding options | Number	1,540,640
Fair value of the option | R$ / shares	R$ 14.58
Price of converted share Grant date | R$ / shares	63.49
Price of converted share Updated IPCA | R$ / shares	R$ 80.27
Plan II [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Number	12,939,481
Outstanding options | Number	3,895,145
Plan II [Member] | Period 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 26, 2016
Beginning of the year	Apr. 30, 2017
End of the year	Dec. 30, 2022
Options granted | Number	8,724,733
Outstanding options | Number	2,375,000
Fair value of the option | R$ / shares	R$ 9.21
Price of converted share Grant date | R$ / shares	56.00
Price of converted share Updated IPCA | R$ / shares	R$ 61.48
Plan II [Member] | Period 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2016
Beginning of the year	May 31, 2017
End of the year	Dec. 30, 2022
Options granted | Number	3,351,220
Outstanding options | Number	1,327,100
Fair value of the option | R$ / shares	R$ 10.97
Price of converted share Grant date | R$ / shares	46.68
Price of converted share Updated IPCA | R$ / shares	R$ 50.85
Plan II [Member] | Period 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 30, 2017
Beginning of the year	Mar. 30, 2018
End of the year	Dec. 29, 2023
Options granted | Number	863,528
Outstanding options | Number	193,045
Fair value of the option | R$ / shares	R$ 9.45
Price of converted share Grant date | R$ / shares	38.43
Price of converted share Updated IPCA | R$ / shares	R$ 40.59